                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01136

                              SECURITY EQUITY FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS          SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES
December 31, 2006 (Unaudited)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - 43.1%
AEROSPACE & DEFENSE - 1.0%
Empresa Brasileira de
   Aeronautica S.A. ADR                                      5,000   $   207,050
Goodrich Corporation                                         2,900       132,095
                                                                     -----------
                                                                         339,145
                                                                     -----------
AIRLINES - 2.0%
Continental Airlines, Inc. *                                 2,600       107,250
Copa Holdings S.A.                                           1,000        46,560
JetBlue Airways Corporation *                               16,100       228,620
US Airways Group, Inc. *                                     5,400       290,790
                                                                     -----------
                                                                         673,220
                                                                     -----------
APPAREL RETAIL - 0.3%
Guess ?, Inc. *                                              1,600       101,488
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.3%
Jones Apparel Group, Inc.                                    9,800       327,614
Kellwood Company                                             2,900        94,308
                                                                     -----------
                                                                         421,922
                                                                     -----------
BUILDING PRODUCTS - 0.3%
American Standard Companies, Inc.                            1,900        87,115
                                                                     -----------
COMMODITY CHEMICALS - 0.0%
Lyondell Chemical Company                                      500        12,785
                                                                     -----------
COMPUTER HARDWARE - 0.3%
Sun Microsystems, Inc. *                                    17,100        92,682
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 0.8%
Imation Corporation                                          6,100       283,223
                                                                     -----------
CONSTRUCTION & ENGINEERING - 3.0%
Chicago Bridge & Iron Company N.V.                           3,800       103,892
EMCOR Group, Inc. *                                          2,200       125,070
Insituform Technologies, Inc. *                              4,000       103,440
URS Corporation *                                            8,600       368,510
Washington Group International, Inc. *                       4,900       292,971
                                                                     -----------
                                                                         993,883
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 3.9%
AGCO Corporation *                                           7,200       222,768
American Railcar Industries, Inc.                              600        20,424
CNH Global N.V.                                                500        13,650
Deere & Company (1)                                          5,700       541,899
Lindsay Corporation                                         11,600       378,740
Trinity Industries, Inc.                                     3,100       109,120
                                                                     -----------
                                                                       1,286,601
                                                                     -----------
CONSTRUCTION MATERIALS - 0.7%
Texas Industries, Inc.                                       3,500       224,805
                                                                     -----------

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK (CONTINUED)
DIVERSIFIED CHEMICALS - 0.3%
Dow Chemical Company                                         2,400   $    95,856
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 0.3%
Ritchie Bros Auctioneers, Inc.                               1,900       101,726
                                                                     -----------
DIVERSIFIED METALS & MINING - 3.2%
AMCOL International Corporation                              2,300        63,802
Anglo American plc ADR                                       8,800       214,808
Brush Engineered Materials, Inc. *                           1,300        43,901
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                  6,900       384,537
Northern Orion Resources, Inc. *                             1,000         3,660
Peru Copper, Inc. *                                         26,600        90,972
Teck Cominco, Ltd. (Cl.B)                                    2,700       203,445
Titanium Metals Corporation *                                1,600        47,216
                                                                     -----------
                                                                       1,052,341
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Belden CDT, Inc.                                             2,900       113,361
General Cable Corporation *                                  6,200       271,002
Thomas & Betts Corporation *                                 7,000       330,960
                                                                     -----------
                                                                         715,323
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.5%
Allied Waste Industries, Inc. *                              2,900        35,641
Layne Christensen Company *                                  1,400        45,962
Waste Connections, Inc. *                                    2,100        87,255
                                                                     -----------
                                                                         168,858
                                                                     -----------
EXCHANGE TRADED FUNDS - 0.0%
PowerShares DB Commodity
Index Tracking Fund                                            300         7,374
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 3.7%
Agrium, Inc.                                                 1,500        47,235
Mosaic Company *                                             3,200        68,352
Potash Corporation of Saskatchewan, Inc.(1)                  5,800       832,184
Sociedad Quimica y Minera de Chile S.A. ADR                  2,200       298,254
                                                                     -----------
                                                                       1,246,025
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.2%
Dollar General Corporation                                   3,700        59,422
                                                                     -----------
GOLD - 1.4%
Barrick Gold Corporation                                     5,100       156,570
Bema Gold Corporation *                                      2,500        13,125
Miramar Mining Corporation *                                 2,200         9,944
Randgold Resources, Ltd. ADR *                              12,100       283,866
                                                                     -----------
                                                                         463,505
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES
December 31, 2006 (Unaudited) - continued

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK (CONTINUED)
HOMEFURNISHING RETAIL - 1.2%
Bed Bath & Beyond, Inc. * (1)                               10,400   $   396,240
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 0.4%
Lodgian, Inc. *                                              1,400        19,040
Starwood Hotels & Resorts Worldwide, Inc.                    1,800       112,500
                                                                     -----------
                                                                         131,540
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 0.5%
McDermott International, Inc. *                              3,200       162,752
                                                                     -----------
INDUSTRIAL GASES - 0.2%
Praxair, Inc.                                                1,000        59,330
                                                                     -----------
INDUSTRIAL MACHINERY - 2.2%
Ampco-Pittsburgh Corporation                                 3,000       100,440
Badger Meter, Inc.                                             300         8,310
Barnes Group, Inc.                                           3,600        78,300
Nordson Corporation                                          1,100        54,813
Valmont Industries, Inc. (1)                                 8,600       477,214
                                                                     -----------
                                                                         719,077
                                                                     -----------
INTEGRATED OIL & GAS - 1.9%
Imperial Oil, Ltd.                                             600        22,098
Suncor Energy, Inc. (1)                                      7,600       599,716
                                                                     -----------
                                                                         621,814
                                                                     -----------
MARINE - 0.6%
Kirby Corporation *                                          5,500       187,715
                                                                     -----------
OFFICE ELECTRONICS - 0.2%
Xerox Corporation *                                          4,700        79,665
                                                                     -----------
OIL & GAS DRILLING - 0.8%
ENSCO International, Inc.                                    2,100       105,126
Pride International, Inc. *                                  1,000        30,000
Rowan Companies, Inc.                                        4,100       136,120
                                                                     -----------
                                                                         271,246
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 0.7%
Lone Star Technologies, Inc. *                               5,100       246,891
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 0.9%
Devon Energy Corporation                                     4,600       308,568
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Tsakos Energy Navigation, Ltd.                               2,400       110,160
                                                                     -----------
PACKAGED FOODS & MEATS - 0.3%
Dean Foods Company *                                         2,300        97,244
Perdigao S.A. ADR *                                            300         8,271
                                                                     -----------
                                                                         105,515
                                                                     -----------
PAPER PRODUCTS - 1.4%
Aracruz Celulose S.A. ADR                                    1,800       110,232
Stora Enso Oyj ADR                                           3,600        56,844

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK (CONTINUED)
PAPER PRODUCTS (CONTINUED)
Votorantim Celulose e Papel S.A. ADR                        15,700   $   307,877
                                                                     -----------
                                                                         474,953
                                                                     -----------
PERSONAL PRODUCTS - 0.4%
Estee Lauder Companies, Inc.                                 3,000       122,460
                                                                     -----------
PRECIOUS METALS & MINERALS - 0.2%
Coeur d'Alene Mines Corporation *                            2,800        13,860
Stillwater Mining Company *                                  5,600        69,944
                                                                     -----------
                                                                          83,804
                                                                     -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Brookfield Asset Management, Inc.                            2,400       115,632
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.3%
MEMC Electronic Materials, Inc. *                            2,200        86,108
                                                                     -----------
SEMICONDUCTORS - 0.1%
Volterra Semiconductor Corporation *                         2,000        30,000
                                                                     -----------
SPECIALTY CHEMICALS - 0.6%
Chemtura Corporation                                        13,600       130,968
Nalco Holding Company *                                      2,600        53,196
                                                                     -----------
                                                                         184,164
                                                                     -----------
STEEL - 0.9%
Gerdau Ameristeel Corporation                                1,700        15,164
Reliance Steel & Aluminum Company                            1,500        59,070
Steel Technologies, Inc.                                    13,100       229,905
                                                                     -----------
                                                                         304,139
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 2.3%
Anixter International, Inc. * (1)                           13,900       754,770
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 1.0%
UAP Holding Corporation                                     13,300       334,894
                                                                     -----------
TOTAL COMMON STOCK (Cost $14,555,496)                                $14,318,736
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 39.6%
Federal Farm Credit Discount Note
   5.13% - 2007 (2)                                     $1,200,000     1,197,773
Federal Home Loan Bank
   5.125% - 2007 (1)                                       675,000       666,936
   5.14% - 2007 (1)                                        175,000       173,778
   5.14% - 2007 (1)                                      1,100,000     1,092,005
Federal Home Loan Mortgage Corporation
   5.087% - 2007 (1)                                     1,725,000     1,723,522
   5.125% - 2007 (1)                                       100,000        99,189
   5.143% - 2007 (1)                                       350,000       348,304

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS          SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES
December 31, 2006 (Unaudited) - continued

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (CONTINUED)
Federal Home Loan Mortgage Corporation
   (continued)
   5.16% - 2007 (1)                                     $1,200,000   $ 1,190,594
   5.155% - 2007 (1)                                       800,000       792,150
Federal National Mortgage Association
   5.115% - 2007 (2)                                     1,600,000     1,600,000
   5.13% - 2007 (1)                                        975,000       971,798
   5.14% - 2007 (1)                                        500,000       497,933
   5.14% - 2007 (1)                                        575,000       572,132
   5.14% - 2007 (1)                                        700,000       695,811
   5.15% - 2007 (1)                                        375,000       373,876
   5.145% - 2007 (1)                                       175,000       173,581
   5.152% - 2007 (1)                                       475,000       470,744
   5.16% - 2007 (1)                                        500,000       494,525
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Cost $13,130,679)                                                $13,134,651
                                                                     -----------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - ALPHA
   OPPORTUNITY SERIES)
   (Cost $27,686,175) - 82.7%                                        $27,453,387
OTHER ASSETS IN EXCESS OF LIABILITIES - 17.3%                          5,736,861
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $33,190,248
                                                                     ===========

                        SCHEDULE OF SECURITIES SOLD SHORT
                                DECEMBER 31, 2006

                SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - (1.8)%
ASSET MANAGEMENT & CUSTODY BANKS - (0.2)%
Calamos Asset Management, Inc.                              (2,000)  $   (53,660)
                                                                     -----------
BUILDING PRODUCTS - (0.1)%
Griffon Corporation *                                       (1,000)      (25,500)
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL - (0.3)%
RadioShack Corporation                                      (6,100)     (102,358)
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
AU Optronics Corporation ADR                                  (500)       (6,905)
                                                                     -----------
REGIONAL BANKS - (0.7)%
Sterling Bancorp                                            (2,700)      (53,190)
UnionBanCal Corporation                                       (500)      (30,625)
Zions Bancorporation                                        (1,700)     (140,148)
                                                                     -----------
                                                                        (223,963)
                                                                     -----------
RESTAURANTS - (0.1)%
Wendy's International, Inc.                                 (1,400)      (46,326)
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - (0.2)%
Rudolph Technologies, Inc. *                                (4,100)      (65,272)
                                                                     -----------

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK (CONTINUED)

SYSTEMS SOFTWARE - (0.2)%
CA, Inc.                                                    (2,900)  $   (65,685)
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 0.0%
Flagstar Bancorp, Inc.                                      (1,000)      (14,840)
                                                                     -----------
TOTAL COMMON STOCK
(Proceeds $599,759)                                                  $  (604,509)
                                                                     -----------
TOTAL SECURITIES SOLD SHORT (SECURITY EQUITY FUND -
   ALPHA OPPORTUNITY SERIES) (PROCEEDS $599,759)                     $  (604,509)
                                                                     ===========

FOOTNOTES

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 12/31/2006 was $27,851,577.

*    - Non-income producing security

1    - Security is segregated as collateral for open futures contracts.

2    - Security is segregated as collateral for short positions.

Glossary:

ADR - American Depositary Receipt
plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - EQUITY SERIES
December 31, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 98.9%
AEROSPACE & DEFENSE - 3.9%
General Dynamics Corporation                              173,800   $ 12,922,030
L-3 Communications Holdings, Inc.                          42,000      3,434,760
                                                                    ------------
                                                                      16,356,790
                                                                    ------------
AIR FREIGHT & LOGISTICS - 2.8%
FedEx Corporation                                         107,700     11,698,374
                                                                    ------------
BIOTECHNOLOGY - 3.2%
Amgen, Inc. *                                             195,200     13,334,112
                                                                    ------------
BROADCASTING & CABLE TV - 2.4%
CBS Corporation (Cl.B)                                    158,100      4,929,558
Univision Communications, Inc. *                          142,200      5,036,724
                                                                    ------------
                                                                       9,966,282
                                                                    ------------
COAL & CONSUMABLE FUELS - 2.0%
Evergreen Energy, Inc. *                                  857,800      8,483,642
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.6%
ADC Telecommunications, Inc. *                            447,757      6,505,910
                                                                    ------------
CONSTRUCTION & ENGINEERING - 2.4%
Shaw Group, Inc. * (1)                                    293,300      9,825,550
                                                                    ------------
CONSUMER FINANCE - 6.2%
American Express Company                                  193,850     11,760,879
First Marblehead Corporation                              253,650     13,861,973
                                                                    ------------
                                                                      25,622,852
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES -3.3%
First Data Corporation                                    208,100      5,310,712
Western Union Company                                     365,100      8,185,542
                                                                    ------------
                                                                      13,496,254
                                                                    ------------
DRUG RETAIL - 2.9%
CVS Corporation                                           393,200     12,153,812
                                                                    ------------
HEALTH CARE EQUIPMENT - 3.2%
Hospira, Inc. *                                           122,000      4,096,760
Zimmer Holdings, Inc. *                                   115,700      9,068,566
                                                                    ------------
                                                                      13,165,326
                                                                    ------------
HEALTH CARE SERVICES - 2.6%
Medco Health Solutions, Inc. *                            198,550     10,610,512
                                                                    ------------
HOME IMPROVEMENT RETAIL - 4.1%
Home Depot, Inc.                                          421,700     16,935,472
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 2.6%
Carnival Corporation                                      216,500     10,619,325
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 5.9%
Costco Wholesale Corporation                              226,300     11,964,481
Wal-Mart Stores, Inc.                                     267,000     12,330,060
                                                                    ------------
                                                                      24,294,541
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 7.1%
General Electric Company                                  474,400     17,652,424

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES (CONTINUED)
Tyco International, Ltd.                                  394,300   $ 11,986,720
                                                                    ------------
                                                                      29,639,144
                                                                    ------------
INDUSTRIAL GASES - 1.1%
Praxair, Inc.                                              79,500      4,716,735
                                                                    ------------
INTEGRATED OIL & GAS - 6.8%
Chevron Corporation                                       128,500      9,448,605
ConocoPhillips                                              8,500        611,575
Exxon Mobil Corporation                                   229,700     17,601,911
Sasol, Ltd. ADR                                            15,600        575,640
                                                                    ------------
                                                                      28,237,731
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.8%
Unisys Corporation *                                    1,488,000     11,665,920
                                                                    ------------
MANAGED HEALTH CARE - 5.1%
UnitedHealth Group, Inc.                                  162,000      8,704,260
WellPoint, Inc. *                                         156,700     12,330,723
                                                                    ------------
                                                                      21,034,983
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.8%
Time Warner, Inc.                                         528,000     11,499,840
                                                                    ------------
MULTI-LINE INSURANCE - 4.9%
American International Group, Inc.                        282,500     20,243,950
                                                                    ------------
OIL & GAS DRILLING - 0.7%
Transocean, Inc. * (1)                                     36,200      2,928,218
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company                                        53,900      1,580,348
Halliburton Company                                        95,600      2,968,380
                                                                    ------------
                                                                       4,548,728
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.0%
Citigroup, Inc.                                           244,600     13,624,220
JPMorgan Chase & Company                                  150,600      7,273,980
                                                                    ------------
                                                                      20,898,200
                                                                    ------------
PHARMACEUTICALS - 3.0%
Johnson & Johnson                                         189,000     12,477,780
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.6%
Berkshire Hathaway, Inc. *                                    136     14,958,640
                                                                    ------------
SYSTEMS SOFTWARE - 3.6%
Microsoft Corporation                                     505,300     15,088,258
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.2%
Sprint Nextel Corporation                                 473,200      8,938,748
                                                                    ------------
TOTAL COMMON STOCK (Cost $316,506,044)                              $409,945,629
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - EQUITY SERIES
December 31, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 1.1%
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 0.6%
Fairway Finance Corporation
   5.35%, 1/5/2007                                      1,400,000   $  1,399,174
   5.30%, 1/8/2007                                      1,000,000        998,969
                                                                    ------------
                                                                       2,398,143
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.5%
Old Line Funding LLC
   5.26%, 1/4/2007                                      1,300,000      1,299,423
Sheffield Receivables Corporation
   5.32%, 1/3/2007                                      1,000,000        999,703
                                                                    ------------
                                                                       2,299,126
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Cost $4,697,269)                                                $  4,697,269
                                                                    ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.85%, dated 12-29-06, matures
   01-02-07; repurchase amount of $333,179
   (Collateralized by FHLMC, 5.00%, 08-15-35 with a
   value of $339,943)                                  $  333,000   $    333,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $333,000)                          $    333,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - EQUITY
   SERIES)                                                          $ 414,975,898
   (COST $321,536,313) - 100.1%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                          (490,299)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $414,485,599
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 12/31/2006 was $321,536,313.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
December 31, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 98.0%
BERMUDA - 0.3%
Everest Re Group, Ltd.                                      5,200   $    510,172
                                                                    ------------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                      22,757      1,110,541
Empresa Brasileira de Aeronautica S.A. ADR                 39,768      1,646,793
                                                                    ------------
                                                                       2,757,334
                                                                    ------------
CANADA - 1.6%
Husky Energy, Inc.                                         30,080      2,012,899
Manulife Financial Corporation                             27,146        915,962
                                                                    ------------
                                                                       2,928,861
                                                                    ------------
CAYMAN ISLANDS - 3.1%
ACE, Ltd.                                                  18,740      1,135,082
GlobalSantaFe Corporation                                  27,100      1,592,938
Transocean, Inc. *                                         25,100      2,030,339
XL Capital, Ltd.                                           12,400        893,048
                                                                    ------------
                                                                       5,651,407
                                                                    ------------
DENMARK - 0.3%
Novo-Nordisk A/S (Cl.B)                                     6,900        574,745
                                                                    ------------
FINLAND - 0.7%
Fortum Oyj                                                 39,100      1,112,793
Neste Oil Oyj                                               5,225        158,843
                                                                    ------------
                                                                       1,271,636
                                                                    ------------
FRANCE - 5.5%
Arkema *                                                    5,959        306,229
LVMH Moet Hennessy Louis Vuitton S.A.                      21,619      2,281,617
NicOx S.A. *                                                7,490        225,822
Sanofi-Aventis                                             30,465      2,813,051
Societe Generale                                            9,674      1,642,237
Technip S.A                                                28,860      1,981,018
Total S.A                                                  10,760        776,231
                                                                    ------------
                                                                      10,026,205
                                                                    ------------
GERMANY - 4.9%
Allianz AG                                                 11,298      2,308,070
Bayerische Motoren Werke (BMW) AG *                        30,297      1,740,113
SAP AG                                                     37,916      2,015,046
Siemens AG                                                 29,716      2,947,476
                                                                    ------------
                                                                       9,010,705
                                                                    ------------
HONG KONG - 0.4%
Hutchison Whampoa, Ltd.                                    68,082        691,910
                                                                    ------------
INDIA - 3.1%
Hindustan Lever, Ltd.                                     194,400        952,188
ICICI Bank, Ltd. ADR                                       11,250        469,575
Infosys Technologies, Ltd.                                 46,547      2,361,881

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INDIA (CONTINUED)
Zee Entertainment Enterprises, Ltd. (1)                   202,800   $  1,765,185
                                                                    ------------
                                                                       5,548,829
                                                                    ------------
ITALY - 0.5%
Bulgari SpA                                                62,400        885,486
                                                                    ------------
JAPAN - 10.5%
Canon, Inc.                                                12,800        720,642
Chugai Pharmaceutical Company, Ltd.                        31,600        651,889
Credit Saison Company, Ltd.                                32,700      1,126,591
Fanuc, Ltd.                                                 5,200        512,113
Hoya Corporation                                           29,600      1,154,103
KDDI Corporation                                              261      1,769,901
Keyence Corporation                                         4,000        991,219
Kyocera Corporation                                         9,700        914,533
Murata Manufacturing Company, Ltd.                         24,700      1,670,812
Nidec Corporation                                           6,900        533,423
Nintendo Company, Ltd.                                      4,000      1,038,612
Resona Holdings, Inc.                                         254        693,668
Secom Company, Ltd.                                        14,500        751,775
Sega Sammy Holdings, Inc.                                  10,200        275,131
Seven & I Holdings Company, Ltd.                           14,478        450,137
Shionogi & Company, Ltd.                                   47,000        924,163
Sony Corporation                                           49,300      2,112,768
Square Enix Company, Ltd.                                  26,700        700,004
Sumitomo Mitsui Financial Group, Inc.                          37        379,312
Toyota Motor Corporation                                   27,700      1,852,796
                                                                    ------------
                                                                      19,223,592
                                                                    ------------
MEXICO - 2.4%
Fomento Economico Mexicano, S.A. de C.V. *                119,000      1,380,724
Grupo Modelo, S.A. de C.V. (Cl.C)                         160,700        889,514
Grupo Televisa S.A. ADR                                    80,356      2,170,415
                                                                    ------------
                                                                       4,440,653
                                                                    ------------
NETHERLANDS - 2.3%
European Aeronautic Defence and Space Company N.V.         59,490      2,049,619
Koninklijke (Royal) Philips Electronics N.V.               56,900      2,145,909
                                                                    ------------
                                                                       4,195,528
                                                                    ------------
NORWAY - 0.4%
Tandberg ASA                                               51,700        779,464
                                                                    ------------
PANAMA - 1.3%
Carnival Corporation                                       47,600      2,334,780
                                                                    ------------
REPUBLIC OF KOREA - 1.9%
Hyundai Heavy Industries Company, Ltd.                      4,413        598,534

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
December 31, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
REPUBLIC OF KOREA (CONTINUED)
Samsung Electronics Company, Ltd. *                         1,819   $  1,200,266
SK Telecom Company, Ltd. ADR                               65,160      1,725,437
                                                                    ------------
                                                                       3,524,237
                                                                    ------------
SINGAPORE - 0.2%
Singapore Press Holdings, Ltd.                            148,848        415,408
                                                                    ------------
SPAIN - 0.9%
Industria de Diseno Textil S.A.                            31,779      1,711,967
                                                                    ------------
SWEDEN - 6.4%
Hennes & Mauritz AB (Cl.B)                                 70,900      3,583,005
Investor AB (Cl.B) (2)                                     44,777      1,098,726
Telefonaktiebolaget LM Ericsson (Cl.B)                  1,738,700      7,021,741
                                                                    ------------
                                                                      11,703,472
                                                                    ------------
SWITZERLAND - 3.4%
Credit Suisse Group                                        35,782      2,503,418
Novartis AG                                                16,284        938,819
Roche Holding AG                                           12,858      2,305,682
Syngenta AG                                                 2,327        432,935
                                                                    ------------
                                                                       6,180,854
                                                                    ------------
TAIWAN - 1.5%
Benq Corporation                                          528,000        282,734
MediaTek, Inc.                                            123,700      1,279,230
Taiwan Semiconductor Manufacturing Company,
   Ltd. ADR                                                99,636      1,089,021
                                                                    ------------
                                                                       2,650,985
                                                                    ------------
UNITED KINGDOM - 12.6%
3i Group plc (2)                                           23,785        469,971
BP plc ADR                                                 21,167      1,420,306
Burberry Group plc                                         62,891        796,221
Cadbury Schweppes plc                                     178,624      1,911,642
Diageo plc                                                 51,362      1,008,331
Experian Group, Ltd. *                                     29,675        348,092
Home Retail Group                                          26,420        211,608
HSBC Holdings plc                                          98,745      1,810,298
Pearson plc                                                50,790        766,848
Prudential plc                                            125,449      1,718,429
Reckitt Benckiser plc                                      58,364      2,668,754
Royal Bank of Scotland Group plc                           76,824      2,999,845
Smith & Nephew plc                                         90,312        942,648
Tesco plc                                                 189,179      1,499,465
Vodafone Group plc                                      1,278,313      3,542,177
WPP Group plc                                              65,090        880,783
                                                                    ------------
                                                                      22,995,418
                                                                    ------------
UNITED STATES - 32.3%
3M Company                                                 22,300      1,737,839
Adobe Systems, Inc. *                                      56,700      2,331,504
Advanced Micro Devices, Inc. *                             99,000      2,014,650

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Affymetrix, Inc. *                                         16,000   $    368,960
Altera Corporation *                                       56,100      1,104,048
Amgen, Inc. *                                              12,200        833,382
Atherogenics, Inc. *                                       37,300        369,643
Automatic Data Processing, Inc.                            43,000      2,117,750
Avis Budget Group, Inc.                                     6,060        131,441
Avon Products, Inc.                                        24,200        799,568
Berkshire Hathaway, Inc. (Cl.B) *                             300      1,099,800
Biomet, Inc.                                               26,900      1,110,163
Boeing Company                                             13,800      1,225,992
Boston Scientific Corporation *                            69,179      1,188,495
Chevron Corporation                                        16,766      1,232,804
Cisco Systems, Inc. *                                      29,800        814,434
Coach, Inc. *                                              23,900      1,026,744
Colgate-Palmolive Company                                  16,500      1,076,460
Corning, Inc. *                                            84,100      1,573,511
Cree, Inc. *                                               27,800        481,496
eBay, Inc. *                                               88,100      2,649,167
Emerson Electric Company                                   41,300      1,820,091
Express Scripts, Inc. *                                     8,800        630,080
Genentech, Inc. *                                           9,000        730,170
Getty Images, Inc. *                                       11,100        475,302
Gilead Sciences, Inc. *                                    21,000      1,363,530
International Game Technology                              25,400      1,173,480
International Rectifier Corporation *                      17,100        658,863
Intuit, Inc. *                                             46,400      1,415,664
Johnson & Johnson                                           6,800        448,936
JPMorgan Chase & Company                                   18,369        887,223
Juniper Networks, Inc. *                                   88,200      1,670,508
Linear Technology Corporation                              17,200        521,504
Lockheed Martin Corporation                                10,800        994,356
Maxim Integrated Products, Inc.                            39,700      1,215,614
McDonald's Corporation                                     26,100      1,157,013
Medtronic, Inc.                                            12,400        663,524
Microsoft Corporation                                     110,600      3,302,516
Morgan Stanley                                             24,600      2,003,178
Nektar Therapeutics *                                      13,108        199,373
Northern Trust Corporation                                 28,800      1,747,872
Northrop Grumman Corporation                               12,100        819,170
Nuvelo, Inc. *                                              8,800         35,200
Qualcomm, Inc.                                              2,140         80,870
Quest Diagnostics, Inc.                                    13,900        736,700
Raytheon Company                                           19,900      1,050,720
Realogy Corporation *                                      17,000        515,440
Regeneron Pharmaceuticals, Inc. *                           7,900        158,553
Sirius Satellite Radio, Inc. *                            346,400      1,226,256
Theravance, Inc. *                                         13,400        413,926
Tiffany & Company                                          37,300      1,463,652
Wal-Mart Stores, Inc.                                      35,900      1,657,862

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
December 31, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
Walt Disney Company                                        37,000   $  1,267,990
Xilinx, Inc.                                               37,500        892,875
Yahoo!, Inc. *                                             11,400        291,156
                                                                    ------------
                                                                      58,977,018
                                                                    ------------
TOTAL COMMON STOCK (Cost $131,565,807)                              $178,990,666
                                                                    ------------
PREFERRED STOCK - 0.6%
GERMANY - 0.6%
Porsche AG                                                    928      1,180,975
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $456,518)                               $  1,180,975
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 1.1%
State Street, 2.75%, dated 12-29-06, matures
   01-02-07; repurchase amount $1,918,851
   (Collateralized by FHLB, 4.875%, 05-15-07 with a
   value of $1,958,268)                                $1,918,265   $  1,918,265
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $1,918,265)                        $  1,918,265
                                                                    ------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - GLOBAL
   SERIES)                                                          $182,089,906
   (COST $133,940,590) - 99.7%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             589,022
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $182,678,928
                                                                    ============

INVESTMENT CONCENTRATION

At December 31, 2006, the investment diversification of the fund was as follows:

                                                          % OF
INDUSTRY                                               NET ASSETS       VALUE
--------                                               ----------   ------------
Communications Equipment                                   6.4%     $ 11,940,529
Semiconductors                                             5.9        10,457,567
Pharmaceuticals                                            5.0         9,026,927
Aerospace & Defense                                        4.2         7,786,650
Diversified Banks                                          3.9         7,301,266
Wireless Telecommunication Services                        3.8         7,037,514
Application Software                                       3.2         5,762,214
Integrated Oil & Gas                                       3.0         5,442,240
Industrial Conglomerates                                   2.9         5,377,225
Apparel Retail                                             2.9         5,294,972
Electronic Equipment Manufacturers                         2.8         5,264,090
Broadcasting & Cable TV                                    2.9         5,161,856
Apparel, Accessories & Luxury Goods                        2.8         4,990,068
Automobile Manufacturers                                   2.5         4,773,884
Household Products                                         2.6         4,697,402
Consumer Electronics                                       2.4         4,258,678
Health Care Equipment                                      2.2         3,904,830
Biotechnology                                              2.1         3,760,583
Oil & Gas Drilling                                         2.0         3,623,277
Systems Software                                           1.8         3,302,516
Property & Casualty Insurance                              1.7         3,127,930
Internet Software & Services                               1.6         2,940,323
Other Diversified Financial Services                       1.6         2,890,401
Life & Health Insurance                                    1.4         2,634,391
Diversified Capital Markets                                1.4         2,503,418
IT Consulting & Other Services                             1.3         2,361,881
Hotels, Resorts & Cruise Lines                             1.3         2,334,780
Multi-Line Insurance                                       1.3         2,308,070
Asset Management & Custody Banks                           1.2         2,217,843
Data Processing & Outsourced Services                      1.1         2,117,750
Brewers                                                    1.1         2,000,054
Oil & Gas Equipment & Services                             1.1         1,981,018
Food Retail                                                1.0         1,949,603
Repurchase Agreements                                      1.1         1,918,265
Packaged Foods & Meats                                     1.0         1,911,642
Electrical Components & Equipment                          1.0         1,820,091
Home Entertainment Software                                1.0         1,738,616
Hypermarkets & Super Centers                               0.9         1,657,862
Publishing                                                 0.9         1,657,558
Specialty Stores                                           0.8         1,463,652
Soft Drinks                                                0.8         1,380,724
Health Care Services                                       0.7         1,366,780
Movies & Entertainment                                     0.7         1,267,990
Diversified Commercial & Professional Services             0.7         1,231,308
Casinos & Gaming                                           0.6         1,173,480
Restaurants                                                0.6         1,157,013
Consumer Finance                                           0.6         1,126,591
Electric Utilities                                         0.6         1,112,793
Multi-Sector Holdings                                      0.6         1,098,726
Distillers & Vintners                                      0.6         1,008,331
Advertising                                                0.5           880,783
Personal Products                                          0.4           799,568
Office Electronics                                         0.4           720,642
Regional Banks                                             0.4           693,669
Construction & Farm Machinery & Heavy Trucks               0.3           598,534
Life Sciences Tools & Services                             0.3           568,333
Real Estate Management & Development                       0.3           515,440
Industrial Machinery                                       0.3           512,113
Reinsurance                                                0.3           510,172
Fertilizers & Agricultural Chemicals                       0.2           432,935
Commodity Chemicals                                        0.2           306,229
Computer Storage & Peripherals                             0.2           282,734
Leisure Products                                           0.1           275,131
Catalog Retail                                             0.1           211,608

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SECURITY EQUITY FUND - GLOBAL SERIES
December 31, 2006 (Unaudited) - continued

Oil & Gas Refining & Marketing                             0.1           158,843
                                                          ----      ------------
TOTAL INVESTMENTS                                         99.7       182,089,906
OTHER ASSETS AND LIABILITIES, NET                          0.3           589,022
                                                          ----      ------------
NET ASSETS                                                 100%     $182,678,928
                                                          ----      ------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 12/31/2006 was $135,374,111.

*    - Non-income producing security

1    - Security is fair valued by the Board of Directors. See Notes to financial statements.

2    - Security is a PFIC (Passive Foreign Investment Company)

Glossary:

ADR - American Depositary Receipt

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
December 31, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 93.2%
AEROSPACE & DEFENSE - 1.5%
Orbital Sciences Corporation *                            762,000   $ 14,051,280
                                                                    ------------
AGRICULTURAL PRODUCTS - 0.9%
Corn Products International, Inc.                         247,700      8,555,558
                                                                    ------------
APPLICATION SOFTWARE - 1.8%
EPIQ Systems, Inc. *                                      710,950     12,064,821
PLATO Learning, Inc. * (1)                                895,000      4,841,950
                                                                    ------------
                                                                      16,906,771
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.4%
HydroGen Corporation * (1)(2)                             835,000      4,116,550
                                                                    ------------
BUILDING PRODUCTS - 0.5%
Quixote Corporation (1)                                   239,650      4,713,916
                                                                    ------------
COAL & CONSUMABLE FUELS - 6.6%
Arch Coal, Inc.                                           620,000     18,618,600
Consol Energy, Inc.                                       298,700      9,597,231
Evergreen Energy, Inc. *                                1,953,800     19,323,082
USEC, Inc.                                              1,084,000     13,788,480
                                                                    ------------
                                                                      61,327,393
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.5%
Dycom Industries, Inc. *                                  235,000      4,963,200
Mastec, Inc. *                                          1,100,000     12,694,000
MRV Communications, Inc. *                              1,500,000      5,310,000
                                                                    ------------
                                                                      22,967,200
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 1.0%
RadioShack Corporation                                    530,000      8,893,400
                                                                    ------------
CONSTRUCTION & ENGINEERING - 9.2%
Granite Construction, Inc. (3)                             84,900      4,272,168
Insituform Technologies, Inc. *                           338,000      8,740,680
Quanta Services, Inc. *                                 1,225,000     24,095,750
Shaw Group, Inc. * (3)                                  1,440,000     48,240,000
                                                                    ------------
                                                                      85,348,598
                                                                    ------------
CONSUMER FINANCE - 1.2%
First Marblehead Corporation                              213,150     11,648,647
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 5.4%
Affiliated Computer Services, Inc. *                      465,000     22,710,600
Computer Sciences Corporation *                           516,000     27,538,920
                                                                    ------------
                                                                      50,249,520
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 2.6%
FTI Consulting, Inc. *                                    466,000     12,996,740
PHH Corporation *                                         380,000     10,970,600
                                                                    ------------
                                                                      23,967,340
                                                                    ------------
DRUG RETAIL - 1.0%
Longs Drug Stores Corporation                             211,600      8,967,608
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES - 5.9%
Allete, Inc.                                               70,500   $  3,281,070
Empire District Electric Company                           96,600      2,385,054
Great Plains Energy, Inc.                               1,304,650     41,487,870
Northeast Utilities                                       250,500      7,054,080
Pepco Holdings, Inc.                                        3,000         78,030
Westar Energy, Inc.                                        25,900        672,364
                                                                    ------------
                                                                      54,958,468
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Lime Energy Company *                                     101,200         91,080
Powell Industries, Inc. *                                 117,300      3,703,161
Power-One, Inc. *                                       1,904,000     13,861,120
                                                                    ------------
                                                                      17,655,361
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 2.5%
Maxwell Technologies, Inc. *                              695,000      9,695,250
Merix Corporation * (2)                                 1,476,000     13,712,040
                                                                    ------------
                                                                      23,407,290
                                                                    ------------
EXCHANGE TRADED FUNDS - 3.3%
iShares Russell 2000 Value Index Fund                     202,000     16,164,040
iShares S&P MidCap 400                                    185,000     14,642,750
                                                                    ------------
                                                                      30,806,790
                                                                    ------------
GAS UTILITIES - 0.5%
Southern Union Company                                    160,000      4,472,000
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.4%
Dollar General Corporation                                210,800      3,385,448
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.4%
HealthTronics, Inc. *                                     510,000      3,396,600
                                                                    ------------
HEALTH CARE FACILITIES - 2.1%
Community Health Systems, Inc. *                          185,000      6,756,200
Triad Hospitals, Inc. *                                   310,000     12,967,300
                                                                    ------------
                                                                      19,723,500
                                                                    ------------
HOME FURNISHINGS - 0.7%
Leggett & Platt, Inc.                                     268,700      6,421,930
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Dynegy, Inc. *                                              7,754         56,139
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 3.3%
McDermott International, Inc. *                           603,800     30,709,268
                                                                    ------------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                    96,000      3,013,440
                                                                    ------------
INTEGRATED OIL & GAS - 1.5%
Murphy Oil Corporation                                    279,000     14,187,150
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.9%
KMG America Corporation * (1)                             905,400      8,682,786
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
December 31, 2006 (Unaudited) - continued

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
MORTGAGE REIT'S - 2.0%
HomeBanc Corporation                                      650,000   $  2,749,500
MFA Mortgage Investments, Inc.                            571,800      4,397,142
Opteum, Inc. (1)(2)                                     1,474,400     11,205,440
                                                                    ------------
                                                                      18,352,082
                                                                    ------------
MULTI - LINE INSURANCE - 1.5%
American Financial Group, Inc.                            382,500     13,735,575
                                                                    ------------
MULTI-UTILITIES - 0.0%
TECO Energy, Inc.                                           2,700         46,521
                                                                    ------------
OIL & GAS DRILLING - 1.9%
Helmerich & Payne, Inc.                                   740,000     18,107,800
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
Key Energy Services, Inc. *                               780,000     12,199,200
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.7%
Gulfport Energy Corporation *                             260,000      3,533,400
Newfield Exploration Company *                            260,000     11,947,000
                                                                    ------------
                                                                      15,480,400
                                                                    ------------
OIL & GAS REFINING & MARKETING - 0.3%
Nova Biosource Fuels, Inc. * (1)                        1,354,900      3,184,015
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 4.4%
Double Hull Tankers, Inc.                                 522,900      8,465,751
Williams Companies, Inc.                                1,234,000     32,232,080
                                                                    ------------
                                                                      40,697,831
                                                                    ------------
PACKAGED FOODS & MEATS - 3.9%
Hormel Foods Corporation                                  470,000     17,549,800
JM Smucker Company                                        305,000     14,783,350
Tyson Foods, Inc.                                         220,000      3,619,000
                                                                    ------------
                                                                      35,952,150
                                                                    ------------
PAPER PACKAGING - 2.7%
Bemis Company, Inc.                                       350,000     11,893,000
Sonoco Products Company                                   345,600     13,153,536
                                                                    ------------
                                                                      25,046,536
                                                                    ------------
PERSONAL PRODUCTS - 2.2%
Alberto-Culver Company                                    180,000      3,861,000
Playtex Products, Inc. *                                1,150,000     16,548,500
                                                                    ------------
                                                                      20,409,500
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.8%
Alleghany Corporation *                                    27,643     10,050,995
First American Corporation                                358,000     14,563,440
Hanover Insurance Group, Inc.                              34,000      1,659,200
North Pointe Holdings Corporation * (1)(2)                525,000      5,565,000
United America Indemnity, Ltd. *                          130,000      3,292,900
W.R. Berkley Corporation                                  282,500      9,749,075
                                                                    ------------
                                                                      44,880,610
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS - 1.0%
Wilmington Trust Corporation                              232,000   $  9,783,440
                                                                    ------------
REINSURANCE - 0.0%
Arch Capital Group, Ltd. *                                  7,200        486,792
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.8%
Ultratech, Inc. *                                         603,800      7,535,424
                                                                    ------------
SEMICONDUCTORS - 1.8%
Applied Micro Circuits Corporation *                      850,000      3,026,000
IXYS Corporation *                                        926,000      8,241,400
STATS ChipPAC, Ltd. ADR *                                 700,000      5,376,000
                                                                    ------------
                                                                      16,643,400
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 1.2%
Regis Corporation                                         272,000     10,754,880
                                                                    ------------
SPECIALTY CHEMICALS - 0.5%
Material Sciences Corporation *                            85,700      1,108,958
Minerals Technologies, Inc.                                54,200      3,186,418
                                                                    ------------
                                                                       4,295,376
                                                                    ------------
SPECIALTY STORES - 0.1%
Sally Beauty Holdings, Inc. *                             180,000      1,404,000
                                                                    ------------
TIRES & RUBBER - 1.6%
Bandag, Inc.                                              296,000     14,927,280
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.2%
United Rentals, Inc. * (3)                                450,000     11,443,500
                                                                    ------------
TOTAL COMMON STOCK (Cost $676,284,607)                              $867,956,263
                                                                    ------------
PREFERRED STOCK - 0.1%
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                             4,600        671,600
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.0%
ThermoEnergy Corporation
   PIPE * (1)(2)(4)(5)(6)                               1,745,000        244,300
                                                                    ------------
METAL & GLASS CONTAINERS - 0.0%
Owens-Illinois, Inc.                                        7,700        284,900
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $2,159,640)                             $  1,200,800
                                                                    ------------
WARRANTS - 0.1%
WARRANTS - 0.1%
Lime Energy Company
   $1.00, 3/19/2009 (5)                                    29,517         14,076
Nova Oil, Inc.
   $2.40, 7/5/2011 (1)(5)                                 677,450      1,125,243
ThermoEnergy Corporation
   $0.75, 7/14/2008 (1)(2)(4)(5)                        1,745,000         78,351
                                                                    ------------
                                                                       1,217,670
                                                                    ------------
TOTAL WARRANTS (Cost $1,561,837)                                    $  1,217,670
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
December 31, 2006 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 0.4%
NATURAL GAS - 0.4%
Hanover Compressor Company
   4.75%, 2008                                         $4,000,000   $  3,915,000
                                                                    ------------
TOTAL CONVERTIBLE BOND (Cost $3,944,312)                            $  3,915,000
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 0.5%
Federal Home Loan Mortgage Corporation
   5.14% - 2007                                         1,500,000      1,496,359
   5.15% - 2007                                         2,000,000      1,997,139
Federal National Mortgage Association
   5.15% - 2007                                         1,000,000        999,428
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (Cost $4,492,926)                                                $  4,492,926
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 3.9%
FINANCIAL COMPANIES - DIVERSIFIED - 0.4%
Amsterdam Funding Corporation
   5.28%, 1/10/2007                                     1,000,000        998,680
   5.26%, 1/19/2007                                     2,000,000      1,994,740
Govco, Inc.
   5.27%, 1/10/2007                                     1,335,000      1,333,241
                                                                    ------------
                                                                       4,326,661
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 1.4%
Fairway Finance Corporation
   5.35%, 1/5/2007                                      2,400,000      2,398,573
   5.35%, 1/9/2007                                      2,000,000      1,997,622
   5.30%, 1/12/2007                                     1,500,000      1,497,571
   5.26%, 1/16/2007                                     2,000,000      1,995,617
Falcon Asset Securitization Corporation
   5.30%, 1/11/2007                                     2,000,000      1,997,056
Jupiter Securitization Corporation
   5.35%, 1/8/2007                                      2,050,000      2,047,867
   5.25%, 1/18/2007                                     1,000,000        997,521
                                                                    ------------
                                                                      12,931,827
                                                                    ------------
FINANCIAL COMPANIES - TRADE & TERM
RECEIVABLES - 0.4%
Eureka Securitization
   5.264%, 1/8/2007                                     3,500,000      3,496,417
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 1.7%
Old Line Funding LLC
   5.27%, 1/3/2007                                      2,000,000      1,999,414
   5.26%, 1/4/2007                                      1,500,000      1,499,343
   5.26%, 1/5/2007                                      1,300,000      1,299,240
   5.31%, 1/11/2007                                     1,000,000        998,525
   5.26%, 1/12/2007                                     2,000,000      1,996,786
   5.277%, 1/17/2007                                    3,500,000      3,491,791
Sheffield Receivables Corporation
   5.265%, 1/2/2007                                     2,700,000      2,699,605

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - TRADE RECEIVABLES
(CONTINUED)
Sheffield Receivables Corporation
(continued)
   5.32%, 1/3/2007                                      2,000,000   $  1,999,409
                                                                    ------------
                                                                      15,984,113
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $36,739,018)                                                  $ 36,739,018
                                                                    ------------
COMMERCIAL PAPER - 2.3%
AUTOMOTIVE - 0.6%
American Honda Finance
   5.23%, 1/9/2007                                      2,000,000      1,997,676
   5.225%, 1/22/2007                                    2,000,000      1,993,904
   5.23%, 1/23/2007                                     1,800,000      1,794,247
                                                                    ------------
                                                                       5,785,827
                                                                    ------------
BANKING - 0.5%
UBS Finance (DE) LLC
   5.28%, 1/2/2007                                      1,200,000      1,199,824
   5.28%, 1/5/2007                                      1,000,000        999,413
   5.26%, 1/26/2007                                     2,000,000      1,992,695
                                                                    ------------
                                                                       4,191,932
                                                                    ------------
BROKERAGE - 1.1%
Citigroup Funding, Inc.
   5.25%, 1/4/2007                                      2,000,000      1,999,125
   5.25%, 1/9/2007                                      2,000,000      1,997,667
   5.25%, 1/10/2007                                     2,000,000      1,997,375
   5.26%, 1/23/2007                                     1,000,000        996,785
Goldman Sachs Group, Inc.
   5.30%, 1/12/2007                                     1,500,000      1,497,571
   5.28%, 1/16/2007                                     1,600,000      1,596,480
                                                                    ------------
                                                                      10,085,003
                                                                    ------------
ELECTRIC - 0.1%
Florida Power & Light Company
   5.30%, 1/3/2007                                      1,100,000      1,099,676
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $21,162,438)                           $ 21,162,438
                                                                    ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.85%, dated 12-29-06, matures
   01-02-07; repurchase amount of $527,284
   (Collateralized by FHLMC, 5.00%, 09-15-36 with a
   value of $537,644)                                  $  527,000   $    527,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $527,000)                          $    527,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - MID CAP
VALUE SERIES)                                                       $937,211,115
   (COST $746,871,778)- 100.6%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                        (5,557,346)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $931,653,769
                                                                    ============

FOOTNOTES

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS              SECURITY EQUITY FUND - MID CAP VALUE SERIES
December 31, 2006 (Unaudited) - continued

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 12/31/2006 was $746,871,778.

*    - Non-income producing security

(1)  - Security is deemed illiquid. See Notes to financial statements.

(2)  - Investment in an affiliated issuer. See Notes to Financials.

(3)  - Security is segregated as collateral for open written options contracts.

(4)  - Security is restricted from resale. See Notes to financial statements.

(5) - Security is fair valued by the Board of Directors. See Notes to financial statements.

(6) - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                  SECURITY EQUITY FUND - SELECT 25 SERIES
December 31, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 98.8%
AEROSPACE & DEFENSE - 2.5%
L-3 Communications Holdings, Inc.                          18,813   $  1,538,527
                                                                    ------------
AIR FREIGHT & LOGISTICS - 5.2%
FedEx Corporation                                          28,943      3,143,789
                                                                    ------------
BIOTECHNOLOGY - 5.1%
Amgen, Inc. *                                              45,442      3,104,143
                                                                    ------------
BROADCASTING & CABLE TV - 3.6%
CBS Corporation (Cl.B)                                     25,626        799,019
Univision Communications, Inc. *                           39,043      1,382,903
                                                                    ------------
                                                                       2,181,922
                                                                    ------------
COAL & CONSUMABLE FUELS - 2.7%
Evergreen Energy, Inc. *                                  168,100      1,662,509
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 5.4%
ADC Telecommunications, Inc. *                            110,374      1,603,736
Cisco Systems, Inc. *                                      61,000      1,667,130
                                                                    ------------
                                                                       3,270,866
                                                                    ------------
CONSTRUCTION & ENGINEERING - 4.9%
Shaw Group, Inc. * (1)                                     88,254      2,956,509
                                                                    ------------
CONSUMER FINANCE - 4.4%
First Marblehead Corporation                               49,263      2,692,223
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 4.2%
First Data Corporation                                     40,346      1,029,630
Western Union Company                                      67,346      1,509,897
                                                                    ------------
                                                                       2,539,527
                                                                    ------------
ELECTRIC UTILITIES - 0.0%
Progress Energy, Inc. - Contingent
Value Obligation *                                            400            124
                                                                    ------------
EXCHANGE TRADED FUNDS - 6.2%
iShares Russell 1000 Growth Index Fund                     33,886      1,863,730
iShares S&P 500 Growth Index Fund                          29,500      1,914,845
                                                                    ------------
                                                                       3,778,575
                                                                    ------------
HEALTH CARE EQUIPMENT - 2.2%
Zimmer Holdings, Inc. *                                    17,300      1,355,974
                                                                    ------------
HOME IMPROVEMENT RETAIL - 5.2%
Home Depot, Inc.                                           78,272      3,143,404
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 4.2%
Carnival Corporation                                       52,133      2,557,124
                                                                    ------------
HYPERMARKETS & SUPER CENTERS - 3.8%
Wal-Mart Stores, Inc.                                      49,796      2,299,579
                                                                    ------------
INDUSTRIAL GASES - 1.9%
Praxair, Inc.                                              19,601      1,162,927
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES - 4.2%
Covance, Inc. *                                            43,592   $  2,568,005
                                                                    ------------
MOVIES & ENTERTAINMENT - 1.6%
Viacom, Inc. (Cl.B) *                                      23,953        982,792
                                                                    ------------
MULTI-LINE INSURANCE - 6.0%
American International Group, Inc.                         50,634      3,628,432
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.4%
BJ Services Company                                        70,477      2,066,386
                                                                    ------------
OIL & GAS STORAGE &
TRANSPORTATION - 5.9%
Williams Companies, Inc.                                  138,259      3,611,325
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL
SERVICES - 3.2%
Citigroup, Inc.                                            35,323      1,967,491
                                                                    ------------
PHARMACEUTICALS - 4.6%
Johnson & Johnson                                          42,617      2,813,574
                                                                    ------------
SOFT DRINKS - 1.8%
PepsiCo, Inc.                                              17,495      1,094,312
                                                                    ------------
SYSTEMS SOFTWARE - 2.1%
Microsoft Corporation                                      42,100      1,257,106
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 4.5%
W.W. Grainger, Inc.                                        38,653      2,703,391
                                                                    ------------
TOTAL COMMON STOCK (Cost $50,998,745)                               $ 60,080,536
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 1.5%
United Missouri Bank, 4.85%, dated 12-29-06, matures
   01-02-07; repurchase amount of $944,509
   (Collateralized by FHLMC, 5.00%, 09-15-36 with a
   value of $963,849)                                  $  944,000   $    944,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $944,000)                          $    944,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - SELECT 25
   SERIES)                                                          $ 61,024,536
(COST LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                    (207,500)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 60,817,036
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 12/31/2006 was $52,042,197.

*    - Non-income producing security

(1)  - Security is segregated as collateral for open written options contracts.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                  SECURITY EQUITY FUND - SELECT 25 SERIES
December 31, 2006 (Unaudited) - continued

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES
December 31, 2006 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 93.6%
Aerospace & Defense - 3.5%
BE Aerospace, Inc. *                                       34,660   $    890,069
Ceradyne, Inc. *                                           14,170        800,605
Heico Corporation                                           9,740        378,204
                                                                    ------------
                                                                       2,068,878
                                                                    ------------
ALTERNATIVE CARRIERS - 1.1%
Time Warner Telecom, Inc. *                                32,570        649,120
                                                                    ------------
APPAREL RETAIL - 2.6%
Cache, Inc. *                                              34,630        874,061
Jos A. Bank Clothiers, Inc. *                              23,816        699,000
                                                                    ------------
                                                                       1,573,061
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY
GOODS - 0.9%
Carter's, Inc. *                                           20,190        514,845
                                                                    ------------
APPLICATION SOFTWARE - 2.7%
Advent Software, Inc. *                                    23,620        833,550
Concur Technologies, Inc. *                                46,880        751,955
                                                                    ------------
                                                                       1,585,505
                                                                    ------------
AUTOMOTIVE RETAIL - 1.3%
Midas, Inc. *                                              34,020        782,460
                                                                    ------------
BIOTECHNOLOGY - 1.1%
Solexa, Inc. *                                             51,637        679,027
                                                                    ------------
CASINOS & GAMING - 4.1%
Century Casinos, Inc. *                                    84,500        943,020
Pinnacle Entertainment, Inc. *                             12,500        414,250
Scientific Games Corporation *                             36,740      1,110,650
                                                                    ------------
                                                                       2,467,920
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.7%
Occam Networks, Inc. *                                     27,280        450,120
Oplink Communications, Inc. *                              25,930        533,121
                                                                    ------------
                                                                         983,241
                                                                    ------------
COMPUTER HARDWARE - 0.9%
Cray, Inc. *                                               44,110        524,027
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS - 1.4%
American Railcar Industries, Inc.                          24,520        834,661
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 1.7%
FirstService Corporation *                                 44,400      1,025,640
                                                                    ------------
ELECTRICAL COMPONENTS &
EQUIPMENT - 0.7%
Regal-Beloit Corporation                                    8,300        435,833
                                                                    ------------
ENVIRONMENTAL & FACILITIES
SERVICES - 3.1%
Rollins, Inc.                                              40,150        887,717
Team, Inc. *                                               27,870        970,712
                                                                    ------------
                                                                       1,858,429
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
FOOD DISTRIBUTORS - 0.9%
Central European Distribution
   Corporation *                                           17,150   $    509,355
                                                                    ------------
FOOTWEAR - 1.3%
Iconix Brand Group, Inc. *                                 38,300        742,637
                                                                    ------------
HEALTH CARE EQUIPMENT - 12.2%
American Medical Systems
   Holdings, Inc.                                          49,610        918,777
Angiodynamics, Inc. *                                      43,120        926,649
Arthrocare Corporation *                                   12,260        489,419
Cutera, Inc. *                                             23,910        645,570
Kyphon, Inc. *                                             10,500        424,200
LeMaitre Vascular, Inc. *                                  81,460        488,760
Micrus Endovascular
Corporation *                                              38,020        725,422
NuVasive, Inc. *                                           22,350        516,285
Orthovita, Inc. *                                         124,580        452,225
Resmed, Inc. *                                             13,890        683,666
Spectranetics Corporation *                                80,510        908,958
Vital Signs, Inc.                                           2,059        102,785
                                                                    ------------
                                                                       7,282,716
                                                                    ------------
HEALTH CARE FACILITIES - 2.8%
Five Star Quality Care, Inc. *                            101,760      1,134,624
NovaMed, Inc. *                                            66,460        503,102
                                                                    ------------
                                                                       1,637,726
                                                                    ------------
HEALTH CARE SERVICES - 1.9%
AMN Healthcare Services, Inc. *                            21,830        601,198
HMS Holdings Corporation *                                 36,820        557,823
                                                                    ------------
                                                                       1,159,021
                                                                    ------------
HEALTH CARE SUPPLIES - 1.6%
PolyMedica Corporation                                     23,382        944,867
                                                                    ------------
HEALTH CARE TECHNOLOGY - 1.3%
Systems Xcellence, Inc. *                                  13,900        280,363
Vital Images, Inc. *                                       14,890        518,172
                                                                    ------------
                                                                         798,535
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE - 1.5%
The9, Ltd. ADR *                                           28,540        919,559
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 0.5%
Ctrip.com International, Ltd. ADR                           4,760        297,405
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.3%
Central Garden and Pet
   Company *                                               16,260        787,309
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.3%
Barrett Business Services                                  32,730        766,537
                                                                    ------------
INDUSTRIAL MACHINERY - 1.2%
Flow International Corporation *                           66,080        728,202
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES
December 31, 2006 (Unaudited) - continued

                                                          SHARES        VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
INTERNET RETAIL - 1.5%
Nutri/System, Inc. *                                       14,220   $    901,406
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 8.4%
DealerTrack Holdings, Inc. *                               18,960        557,803
Equinix, Inc. *                                             6,095        460,904
j2 Global Communications, Inc. *                           33,050        900,613
Marchex, Inc. (Cl.B)                                       47,320        633,142
Online Resources Corporation *                             74,930        765,035
Perficient, Inc. *                                         30,740        504,443
RADVision, Ltd. *                                          26,800        538,144
WebEx Communications, Inc.*                               18,210        635,347
                                                                    ------------
                                                                       4,995,431
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 4.3%
Greenhill & Company, Inc.                                   8,530        629,514
Investment Technology Group, Inc.*                         25,960      1,113,165
optionsXpress Holdings, Inc.                               15,030        341,030
TradeStation Group, Inc. *                                 35,760        491,700
                                                                    ------------
                                                                       2,575,409
                                                                    ------------
LEISURE FACILITIES - 1.2%
Life Time Fitness, Inc. *                                  15,240       739,292
                                                                    ------------
MARINE PORTS & SERVICES - 0.9%
Aegean Marine Petroleum Network, Inc. *                    31,050        509,220
                                                                    ------------
MORTGAGE REIT'S - 1.5%
KKR Financial Corporation                                  33,550        898,804
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 1.0%
American Reprographics Company *                           18,260        608,241
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 4.5%
Core Laboratories N.V. *                                    3,360        272,160
Dril-Quip, Inc. *                                          15,680        614,029
Oil States International,Inc. *                            27,290        879,557
Superior Energy Services, Inc. *                          27,030        883,340
                                                                    ------------
                                                                       2,649,086
                                                                    ------------
PACKAGED FOODS & MEATS - 1.0%
SunOpta, Inc. *                                            66,850        588,280
                                                                    ------------
PHARMACEUTICALS - 0.5%
KV Pharmaceutical Company *
                                                           12,300        292,494
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 5.1%
Amerisafe, Inc. *                                          60,940        942,132
Amtrust Financial Services, Inc.                           61,470        525,569
First Mercury Financial Corporation *                      28,500        670,320
Security Capital Assurance, Ltd.                           31,270        870,244
                                                                    ------------
                                                                       3,008,265
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK (CONTINUED)
REGIONAL BANKS - 0.6%
PrivateBancorp, Inc.                                        9,180   $    382,163
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.8%
Cymer, Inc. *                                              10,670        468,946
                                                                    ------------
SEMICONDUCTORS - 3.5%
Atheros Communications, Inc. *                             26,530        565,619
Silicon Image, Inc. *                                      44,330        563,878
Silicon Motion Technology
   Corporation ADR                                         39,020        619,247
SRS Labs, Inc. *                                           33,517        362,654
                                                                    ------------
                                                                       2,111,398
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 1.4%
Steiner Leisure, Ltd. *                                    17,960        817,180
                                                                    ------------
Specialized Finance - 2.8%
International Securities Exchange
   Holdings, Inc.                                           6,240        291,970
NewStar Financial, Inc. *                                  26,390        486,895
Portfolio Recovery Associates,
   Inc. *                                                  18,700        873,103
                                                                    ------------
                                                                       1,651,968
                                                                    ------------
TOTAL COMMON STOCK (Cost $48,136,259)                               $ 55,754,099
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 5.7%
United Missouri Bank, 4.85%,
   dated 12-29-06, matures
   01-02-07; repurchase amount
   $3,381,821 (Collateralized by
   FNMA, GNMA, FFCB, FHLB &
   FHLMC, 08-01-07 thru
   06-20-26, 3.75% - 5.50%, with
   a combined value of $3,447,600)                     $3,380,000   $  3,380,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $3,380,000)                        $  3,380,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY EQUITY FUND - SMALL CAP
GROWTH SERIES)                                                      $ 59,134,099
   (COST $51,516,259)-99.3%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                             401,556
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 59,535,655
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 12/31/2006 was $51,747,606.

*    - Non-income producing security

Glossary:

ADR  - American Depositary Receipt

FHLB - Federal Home Loan Bank

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at December 31, 2006, were as follows:

                                 GROSS           GROSS        NET UNREALIZED
                               UNREALIZED      UNREALIZED      APPRECIATION
                              APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                              ------------   --------------   --------------
Security Equity Fund:
   Alpha Opportunity Series   $         --    $   (398,190)    $   (398,190)
   Equity Series               104,819,213     (11,379,628)      93,439,585
   Global Series                48,451,398      (1,735,603)      46,715,795
   Mid Cap Value Series        212,167,586     (21,828,249)     190,339,337
   Select 25 Series             10,111,073      (1,128,734)       8,982,339
   Small Cap Growth Series       8,175,739        (789,246)       7,386,493

2. OPEN FUTURES CONTRACTS

     Open futures contracts for Alpha Opportunity Series as of December 31, 2006 were as follows:

                                      NUMBER OF   EXPIRATION    CONTRACT                    UNREALIZED
                           POSITION   CONTRACTS      DATE        AMOUNT     MARKET VALUE   GAIN/(LOSS)
                           --------   ---------   ----------   ----------   ------------   -----------
ALPHA OPPORTUNITY SERIES
S&P 500 Index Future         Long        30       03-16-2007   13,573,372    $13,569,800     $(3,572)

3. OPTIONS WRITTEN

The following options written were outstanding for Equity Series, Mid Cap Value Series and Select 25 Series at December 31, 2006:

EQUITY SERIES CALL OPTIONS WRITTEN OUTSTANDING

                           EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                  DATE        PRICE    CONTRACTS     VALUE
------------               ----------   --------   ---------   --------
Shaw Group, Inc.            1/19/2007    $30.00       356      $128,160
Transocean, Inc.            1/19/2007     85.00       362        39,820
                                                      ---      --------
Total call options
   outstanding (premiums
   received, $111,871)                                718      $167,980
                                                      ===      ========

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                             EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                    DATE        PRICE    CONTRACTS     VALUE
------------                 ----------   --------   ---------   --------
Granite Construction, Inc.    2/16/2007    $50.00        849     $229,230
Shaw Group, Inc.              2/16/2007     35.00      1,440      180,000
United Rentals, Inc.          2/16/2007     25.00        670       83,750
                                                       -----     --------
Total call options
   outstanding (premiums
   received, $592,544)                                 2,959     $492,980
                                                       =====     ========

SELECT 25 SERIES CALL OPTIONS WRITTEN OUTSTANDING

                             EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                    DATE        PRICE    CONTRACTS     VALUE
------------                 ----------   --------   ---------   --------
Shaw Group, Inc.              1/19/2007    $30.00       146       $52,560
                                                        ---       -------
Total call options
   outstanding (premiums
   received, $17,227)                                   146       $52,560
                                                        ===       =======

4. RESTRICTED SECURITIES

     As of December 31, 2006, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

                                      NUMBER    PRICE PER    MARKET                    % OF      ACQUISITION
                                    OF SHARES     SHARE       VALUE       COST      NET ASSETS      DATES
                                   ----------   ---------   --------   ----------   ----------   -----------
MID CAP VALUE
ThermoEnergy Corporation PIPE      $1,745,000     $  0.14   $244,300   $1,646,500      0.0%        07-14-05
ThermoEnergy Corporation Warrant    1,745,000      0.0449     78,351      447,500      0.0%        07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase, and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

5. FAIR VALUED SECURITIES

     As of December 31, 2006, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

                                                      % OF
                       MARKET VALUE      COST      NET ASSETS
                       ------------   ----------   ----------
Global Series           $1,765,185    $  659,020      1.0%
Mid Cap Value Series     1,461,970     3,208,337      0.2%

6. ILLIQUID SECURITIES

     As of December 31, 2006, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

                                                       % OF
                       MARKET VALUE      COST       NET ASSETS
                       ------------   -----------   ----------
Mid Cap Value Series    $43,757,551   $49,015,006      4.7%

7. AFFILIATED ISSUERS

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of December 31, 2006 amounted to $34,921,681 which represents 3.8% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended December 31, 2006 in which the portfolio company is an "affiliated person" are as follows:

                                                 NORTH POINTE                 THERMOENERGY   THERMOENERGY
                       HYDROGEN       MERIX        HOLDINGS       OPTEUM,      CORPORATION    CORPORATION
                     CORPORATION   CORPORATION    CORPORATION      INC.           PIPE          WARRANT
                     -----------   -----------   ------------   -----------   ------------   ------------
SEPTEMBER 30, 2006
Balance
   Shares                732,850     1,476,000       470,000      1,474,400     1,745,000      1,745,000
   Cost               $3,536,282   $15,588,034    $5,861,235    $16,310,457    $1,646,500     $  447,500
Gross Additions
   Shares                102,150            --        55,000             --            --             --
   Cost               $  493,385   $        --    $  547,750    $        --    $       --     $       --
Gross Reductions
   Shares                     --            --            --             --            --             --
   Cost               $       --   $        --    $       --    $        --    $       --     $       --

                                                 NORTH POINTE                 THERMOENERGY   THERMOENERGY
                       HYDROGEN       MERIX        HOLDINGS       OPTEUM,      CORPORATION    CORPORATION
                     CORPORATION   CORPORATION    CORPORATION      INC.           PIPE          WARRANT
                     -----------   -----------   ------------   -----------   ------------   ------------
December 31, 2006
Balance
   Shares                835,000     1,476,000       525,000      1,474,400     1,745,000      1,745,000
   Cost               $4,029,667   $15,588,034    $6,408,985    $16,310,457    $1,646,500     $  447,500
Realized Gain/(Loss)  $       --   $        --    $       --    $        --    $       --     $       --
Investment Income     $       --   $        --    $       --    $    73,720    $       --     $       --

* As a result of Mid Cap Value Series' beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

8. SECURITY VALUATION

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY EQUITY FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: February 28, 2007


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: February 28, 2007